Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 1,466,037	$ 2,226,688	$ 4,771,152	$ 5,587,073	$ 7,621,707	$ 6,324,657
General and administrative	1,676,020	2,021,724	6,423,029	6,611,767	8,756,767	8,586,249
Total operating expenses	3,142,057	4,248,412	11,194,181	12,198,840	16,378,474	14,910,906
Loss from operations	(3,142,057)	(4,248,412)	(11,194,181)	(12,198,840)	(16,378,474)	(14,910,906)
Other income, net	73,021	326,024	303,201	778,149	955,003	588,108
Net loss	$ (3,069,036)	$ (3,922,388)	$ (10,890,980)	$ (11,420,691)	$ (15,423,471)	$ (14,322,798)
Net loss available to common stockholders per share of common stock, basic	$ (0.32)	$ (0.47)	$ (1.23)	$ (1.36)	$ (1.83)	$ (1.73)
Net loss available to common stockholders per share of common stock, diluted	$ (0.32)	$ (0.47)	$ (1.23)	$ (1.36)	$ (1.83)	$ (1.73)
Weighted average number of shares used in calculating net loss per share, basic	9,510,447	8,401,047	8,832,630	8,401,047	8,401,047	8,262,119
Weighted average number of shares used in calculating net loss per share, diluted	9,510,447	8,401,047	8,832,630	8,401,047	8,401,047	8,262,119
Other comprehensive income (loss):
Reclassification adjustment for interest earned on marketable securities included in net loss		$ (140,567)		$ (430,993)	$ (430,993)	$ (110,002)
Change in unrealized gain on marketable securities		6,412		334,559	334,559	206,436
Comprehensive loss	$ (3,069,036)	$ (4,056,543)	$ (10,890,980)	$ (11,517,125)	$ (15,519,905)	$ (14,226,364)